Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

November 28, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:  iShares Trust (the “Trust”)

  Securities Act File No. 333-92935;

  Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated November 28, 2025, do not differ from those contained in Post-Effective Amendment No. 2,852 to the Trust’s Registration Statement on Form N-1A, filed electronically on November 21, 2025:

iShares Breakthrough Environmental Solutions ETF

iShares China Large-Cap ETF

iShares Core 30/70 Conservative Allocation ETF

iShares Core 40/60 Moderate Allocation ETF

iShares Core 60/40 Balanced Allocation ETF

iShares Core 80/20 Aggressive Allocation ETF

iShares Core MSCI EAFE ETF

iShares Core MSCI Europe ETF

iShares Core MSCI International Developed Markets ETF

iShares Core MSCI Pacific ETF

iShares Core MSCI Total International Stock ETF

iShares Currency Hedged MSCI ACWI ex U.S. ETF

iShares Currency Hedged MSCI EAFE ETF

iShares Currency Hedged MSCI EAFE Small-Cap ETF

iShares Cybersecurity and Tech ETF

iShares Energy Storage & Materials ETF

iShares ESG Aware 30/70 Conservative Allocation ETF

iShares ESG Aware 40/60 Moderate Allocation ETF

iShares ESG Aware 60/40 Balanced Allocation ETF

iShares ESG Aware 80/20 Aggressive Allocation ETF

iShares ESG Optimized MSCI USA Min Vol Factor ETF

iShares Future Exponential Technologies ETF

iShares Genomics Immunology and Healthcare ETF

iShares Global Equity Factor ETF

iShares International Equity Factor ETF

iShares International Small-Cap Equity Factor ETF

iShares Large Cap Accelerated Outcome ETF

iShares Large Cap Max Buffer Dec ETF

iShares Large Cap Max Buffer Jun ETF

iShares Large Cap Max Buffer Mar ETF

iShares Large Cap Max Buffer Sep ETF

iShares LifePath Retirement ETF

iShares LifePath Target Date 2030 ETF

iShares LifePath Target Date 2035 ETF

iShares LifePath Target Date 2040 ETF

iShares LifePath Target Date 2045 ETF

iShares LifePath Target Date 2050 ETF

iShares LifePath Target Date 2055 ETF

iShares LifePath Target Date 2060 ETF

iShares LifePath Target Date 2065 ETF

iShares LifePath Target Date 2070 ETF

iShares Low Carbon Optimatized MSCI ACWI ETF

iShares Morningstar Multi-Asset Income ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI China A ETF

iShares MSCI EAFE ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Min Vol Factor ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Europe Financials ETF

iShares MSCI Europe Small-Cap ETF

iShares MSCI Intl Momentum Factor ETF

iShares MSCI Intl Quality Factor ETF

iShares MSCI Intl Value Factor ETF

iShares MSCI Kokusai ETF

iShares MSCI USA Min Vol Factor ETF

iShares MSCI USA Momentum Factor ETF

iShares MSCI USA Quality Factor ETF

iShares MSCI USA Size Factor ETF

iShares MSCI USA Small-Cap Min Vol Factor ETF

iShares MSCI USA Value Factor ETF

iShares Neuroscience and Healthcare ETF

iShares Self-Driving EV and Tech ETF

iShares U.S. Equity Factor ETF

iShares U.S. Small-Cap Equity Factor ETF

iShares U.S. Tech Breakthrough Multisector ETF

Yours truly,

/s/ Allison L. Pristash

Allison L. Pristash

Assistant Secretary